Employee benefits	12 Months Ended
Jun. 30, 2024
1 year or less [member]
Statement [line items]
Employee benefits	Note 18. Employee benefits

	2024 A$’000	2023 A$’000

Current Liabilities

Employee benefits	—	201
Annual leave	365	489

	365	690

Non-Current Liabilities
Long service leave	35	59

	400	749